Benefit Plans (Schedule of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Qualified Plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 104
2018	115
2019	125
2020	137
2021	149
2022-2026	949
Nonqualified Plans
Defined Benefit Plan Disclosure [Line Items]
2017	15
2018	16
2019	17
2020	18
2021	20
2022-2026	$ 119